Summary Of Significant Accounting Policies Components of Inventory and Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2013
Inventory and property plant and equipment disclosure [Abstract] [Abstract]
Schedule of Inventory [Table Text Block]

	2012	2013
Finished products	$747	678
Raw materials and work in process	1,378	1,217
Total inventories	$2,125	1,895

Property, Plant and Equipment [Table Text Block]

	2012	2013
Land	$268	278
Buildings	2,103	1,965
Machinery and equipment	6,193	6,440
Construction in progress	370	409
Property, plant and equipment, at cost	8,934	9,092
Less: Accumulated depreciation	5,425	5,487
Property, plant and equipment, net	$3,509	3,605